Distribution Date:	12/17/24	BANK 2019-BNK21
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK21
November 2024 Revision
Servicer revised the principal distribution amount by 34,934.85 to correct the negative ending balance on Loan ID 300801943.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC

Principal Prepayment Detail	18		David Rodgers	(212) 230-9025

Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Asset Representations	Park Bridge Lender Services LLC
Modified Loan Detail	24	Reviewer

Historical Liquidated Loan Detail	25		David Rodgers	(212) 230-9025
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540BAY5	1.991000%	20,194,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540BAZ2	2.300000%	9,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540BBA6	2.808000%	31,582,000.00	30,553,660.63	531,116.60	71,495.57	0.00	0.00	602,612.17	30,022,544.03	31.86%	30.00%
A-3	06540BBB4	2.458000%	20,143,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	06540BBC2	2.600000%	230,500,000.00	214,087,668.50	0.00	463,856.62	0.00	0.00	463,856.62	214,087,668.50	31.86%	30.00%
A-5	06540BBD0	2.851000%	473,428,000.00	473,428,000.00	0.00	1,124,786.02	0.00	0.00	1,124,786.02	473,428,000.00	31.86%	30.00%
A-S	06540BBG3	3.093000%	84,146,000.00	84,146,000.00	0.00	216,886.32	0.00	0.00	216,886.32	84,146,000.00	23.86%	22.50%
B	06540BBH1	3.214000%	63,110,000.00	63,110,000.00	0.00	169,029.62	0.00	0.00	169,029.62	63,110,000.00	17.87%	16.88%
C	06540BBJ7	3.517000%	58,902,000.00	58,902,000.00	0.00	172,631.95	0.00	0.00	172,631.95	58,902,000.00	12.28%	11.63%
D	06540BAJ8	2.500000%	32,256,000.00	32,256,000.00	0.00	67,200.00	0.00	0.00	67,200.00	32,256,000.00	9.21%	8.75%
E	06540BAL3	2.500000%	23,842,000.00	23,842,000.00	0.00	49,670.83	0.00	0.00	49,670.83	23,842,000.00	6.95%	6.63%
F	06540BAN9	2.681800%	23,841,000.00	23,841,000.00	0.00	53,280.66	0.00	0.00	53,280.66	23,841,000.00	4.68%	4.50%
G	06540BAQ2	2.681800%	11,219,000.00	11,219,000.00	0.00	25,072.60	0.00	0.00	25,072.60	11,219,000.00	3.62%	3.50%
H*	06540BAS8	2.681800%	39,269,110.00	38,108,788.03	0.00	85,149.40	0.00	0.00	85,149.40	38,108,788.03	0.00%	0.00%
V	06540BAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540BAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2LGB39	3.601646%	59,049,900.58	55,447,058.85	27,953.51	166,416.31	0.00	0.00	194,369.82	55,419,105.34	0.00%	0.00%
Regular SubTotal			1,180,998,010.58	1,108,941,176.01	559,070.11	2,665,475.90	0.00	0.00	3,224,546.01	1,108,382,105.90

X-A	06540BBE8	0.827310%	785,363,000.00	718,069,329.13	0.00	495,054.68	0.00	0.00	495,054.68	717,538,212.53
X-B	06540BBF5	0.350463%	206,158,000.00	206,158,000.00	0.00	60,208.89	0.00	0.00	60,208.89	206,158,000.00
X-D	06540BAA7	1.101646%	56,098,000.00	56,098,000.00	0.00	51,500.11	0.00	0.00	51,500.11	56,098,000.00
X-F	06540BAC3	0.919846%	23,841,000.00	23,841,000.00	0.00	18,275.04	0.00	0.00	18,275.04	23,841,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06540BAE9	0.919846%	11,219,000.00	11,219,000.00	0.00	8,599.79	0.00	0.00	8,599.79	11,219,000.00
X-H	06540BAG4	0.919846%	39,269,110.00	38,108,788.03	0.00	29,211.84	0.00	0.00	29,211.84	38,108,788.03
Notional SubTotal			1,121,948,110.00	1,053,494,117.16	0.00	662,850.35	0.00	0.00	662,850.35	1,052,963,000.56

Deal Distribution Total					559,070.11	3,328,326.25	0.00	0.00	3,887,396.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540BAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540BAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540BBA6	967.43906751	16.81706668	2.26380755	0.00000000	0.00000000	0.00000000	0.00000000	19.08087423	950.62200082
A-3	06540BBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	06540BBC2	928.79682646	0.00000000	2.01239315	0.00000000	0.00000000	0.00000000	0.00000000	2.01239315	928.79682646
A-5	06540BBD0	1,000.00000000	0.00000000	2.37583333	0.00000000	0.00000000	0.00000000	0.00000000	2.37583333	1,000.00000000
A-S	06540BBG3	1,000.00000000	0.00000000	2.57750006	0.00000000	0.00000000	0.00000000	0.00000000	2.57750006	1,000.00000000
B	06540BBH1	1,000.00000000	0.00000000	2.67833339	0.00000000	0.00000000	0.00000000	0.00000000	2.67833339	1,000.00000000
C	06540BBJ7	1,000.00000000	0.00000000	2.93083342	0.00000000	0.00000000	0.00000000	0.00000000	2.93083342	1,000.00000000
D	06540BAJ8	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06540BAL3	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
F	06540BAN9	1,000.00000000	0.00000000	2.23483327	0.00000000	0.00000000	0.00000000	0.00000000	2.23483327	1,000.00000000
G	06540BAQ2	1,000.00000000	0.00000000	2.23483376	0.00000000	0.00000000	0.00000000	0.00000000	2.23483376	1,000.00000000
H	06540BAS8	970.45204309	0.00000000	2.16835574	0.00044284	9.33516089	0.00000000	0.00000000	2.16835574	970.45204309
V	06540BAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540BAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2LGB39	938.98648948	0.47338793	2.81823184	0.00001558	0.33759583	0.00000000	0.00000000	3.29161977	938.51310156

Notional Certificates
X-A	06540BBE8	914.31520091	0.00000000	0.63035142	0.00000000	0.00000000	0.00000000	0.00000000	0.63035142	913.63893197
X-B	06540BBF5	1,000.00000000	0.00000000	0.29205216	0.00000000	0.00000000	0.00000000	0.00000000	0.29205216	1,000.00000000
X-D	06540BAA7	1,000.00000000	0.00000000	0.91803825	0.00000000	0.00000000	0.00000000	0.00000000	0.91803825	1,000.00000000
X-F	06540BAC3	1,000.00000000	0.00000000	0.76653832	0.00000000	0.00000000	0.00000000	0.00000000	0.76653832	1,000.00000000
X-G	06540BAE9	1,000.00000000	0.00000000	0.76653802	0.00000000	0.00000000	0.00000000	0.00000000	0.76653802	1,000.00000000
X-H	06540BAG4	970.45204309	0.00000000	0.74388852	0.00000000	0.00000000	0.00000000	0.00000000	0.74388852	970.45204309

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	71,495.57	0.00	71,495.57	0.00	0.00	0.00	71,495.57	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/24 - 11/30/24	30	0.00	463,856.62	0.00	463,856.62	0.00	0.00	0.00	463,856.62	0.00
A-5	11/01/24 - 11/30/24	30	0.00	1,124,786.02	0.00	1,124,786.02	0.00	0.00	0.00	1,124,786.02	0.00
X-A	11/01/24 - 11/30/24	30	0.00	495,054.68	0.00	495,054.68	0.00	0.00	0.00	495,054.68	0.00
X-B	11/01/24 - 11/30/24	30	0.00	60,208.89	0.00	60,208.89	0.00	0.00	0.00	60,208.89	0.00
A-S	11/01/24 - 11/30/24	30	0.00	216,886.32	0.00	216,886.32	0.00	0.00	0.00	216,886.32	0.00
B	11/01/24 - 11/30/24	30	0.00	169,029.62	0.00	169,029.62	0.00	0.00	0.00	169,029.62	0.00
C	11/01/24 - 11/30/24	30	0.00	172,631.95	0.00	172,631.95	0.00	0.00	0.00	172,631.95	0.00
X-D	11/01/24 - 11/30/24	30	0.00	51,500.11	0.00	51,500.11	0.00	0.00	0.00	51,500.11	0.00
X-F	11/01/24 - 11/30/24	30	0.00	18,275.04	0.00	18,275.04	0.00	0.00	0.00	18,275.04	0.00
X-G	11/01/24 - 11/30/24	30	0.00	8,599.79	0.00	8,599.79	0.00	0.00	0.00	8,599.79	0.00
X-H	11/01/24 - 11/30/24	30	0.00	29,211.84	0.00	29,211.84	0.00	0.00	0.00	29,211.84	0.00
D	11/01/24 - 11/30/24	30	0.00	67,200.00	0.00	67,200.00	0.00	0.00	0.00	67,200.00	0.00
E	11/01/24 - 11/30/24	30	0.00	49,670.83	0.00	49,670.83	0.00	0.00	0.00	49,670.83	0.00
F	11/01/24 - 11/30/24	30	0.00	53,280.66	0.00	53,280.66	0.00	0.00	0.00	53,280.66	0.00
G	11/01/24 - 11/30/24	30	0.00	25,072.60	0.00	25,072.60	0.00	0.00	0.00	25,072.60	0.00
H	11/01/24 - 11/30/24	30	365,748.69	85,166.79	0.00	85,166.79	17.39	0.00	0.00	85,149.40	366,583.46
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	11/01/24 - 11/30/24	30	19,874.43	166,417.23	0.00	166,417.23	0.92	0.00	0.00	166,416.31	19,935.00
Totals			385,623.12	3,328,344.56	0.00	3,328,344.56	18.31	0.00	0.00	3,328,326.25	386,518.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,887,396.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,343,620.13	Master Servicing Fee	7,981.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,384.08
Interest Adjustments	2.13	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	462.06
ARD Interest	0.00	Operating Advisor Fee	970.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.07
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,343,622.26	Total Fees	15,275.60

Principal		Expenses/Reimbursements
Scheduled Principal	559,072.24	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(2.13)	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	559,070.11	Total Expenses/Reimbursements	20.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,328,326.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	559,070.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,887,396.36
Total Funds Collected	3,902,692.37	Total Funds Distributed	3,902,692.39

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,108,941,176.01	1,108,941,176.01	Beginning Certificate Balance	1,108,941,176.01
(-) Scheduled Principal Collections	559,072.24	559,072.24	(-) Principal Distributions	559,070.11
(-) Unscheduled Principal Collections	(2.13)	(2.13)	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,108,382,105.90	1,108,382,105.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,108,941,864.81	1,108,941,864.81	Ending Certificate Balance	1,108,382,105.90
Ending Actual Collateral Balance	1,108,382,794.70	1,108,382,794.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP
15,000,000 or less	25	190,412,928.65	17.18%	57	3.9680	2.405989	1.60 or less	3	55,659,208.89	5.02%	57	4.0870	1.397234
15,000,001 to 25,000,000	11	215,724,562.79	19.46%	53	3.8254	2.413052	1.61 to 1.80	2	22,805,467.95	2.06%	58	3.9702	1.695896
250,000,001 to 45,000,000	2	79,544,614.46	7.18%	56	3.6957	2.848428	1.81 to 2.00	5	43,033,288.49	3.88%	58	4.0308	1.893559
45,000,001 to 65,000,000	5	270,500,000.00	24.40%	57	3.3304	2.752731	2.01 to 2.20	5	57,048,034.53	5.15%	43	4.1277	2.112647
65,000,001 to 95,000,000	2	155,000,000.00	13.98%	57	3.5468	2.722235	2.21 to 2.40	4	70,671,581.80	6.38%	57	3.6927	2.330704
95,000,001 or greater	1	100,000,000.00	9.02%	56	3.4500	3.245300	2.41 to 2.60	7	256,964,440.06	23.18%	57	3.3013	2.554087
Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296	2.61 to 3.00	7	225,321,179.06	20.33%	58	3.6387	2.755781
							3.01 or greater	13	279,678,905.12	25.23%	57	3.6265	3.346482
							Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP
							Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP
Alabama	1	2,783,856.50	0.25%	58	3.3550	3.121000
							Industrial	1	12,000,000.00	1.08%	58	4.3200	1.927900
Arizona	2	22,128,433.66	2.00%	58	3.8055	1.565312
							Lodging	12	145,910,272.71	13.16%	57	3.9205	2.611395
California	11	262,291,511.95	23.66%	56	3.4278	2.812063
							Mixed Use	1	21,562,456.77	1.95%	57	4.1000	1.533100
Florida	12	75,250,692.49	6.79%	57	3.8693	3.189889
							Multi-Family	2	21,800,403.28	1.97%	57	4.2735	2.362168
Idaho	2	14,915,012.00	1.35%	58	4.3786	2.173668
							Office	8	434,596,245.21	39.21%	57	3.3200	2.768443
Illinois	4	31,927,065.17	2.88%	58	3.7742	3.202247
							Other	2	14,780,000.00	1.33%	56	4.2504	2.537652
Indiana	2	13,994,737.52	1.26%	58	3.8598	2.679217
							Retail	22	246,924,550.85	22.28%	54	3.7689	2.560168
Kansas	1	16,125,367.87	1.45%	57	3.7102	3.659700
							Self Storage	30	113,608,177.07	10.25%	58	3.7727	2.962072
Kentucky	2	29,286,337.10	2.64%	29	4.1381	1.899818
							Totals	80	1,108,382,105.90	100.00%	56	3.6180	2.656296
Louisiana	1	1,839,541.43	0.17%	58	3.3550	3.121000

Maryland	2	17,253,590.23	1.56%	56	4.4500	2.097700

Missouri	2	9,709,532.74	0.88%	57	3.8108	2.029506

Nevada	3	48,715,390.45	4.40%	55	3.7920	2.870001

New Jersey	1	2,323,793.22	0.21%	58	3.3550	3.121000

New York	8	211,860,162.95	19.11%	57	3.3487	2.642376

North Carolina	2	50,023,919.42	4.51%	58	3.6709	2.467330

Pennsylvania	4	35,350,895.51	3.19%	57	4.1370	1.963614

South Carolina	1	984,951.18	0.09%	58	3.3550	3.121000

Tennessee	2	13,720,786.45	1.24%	56	4.3918	1.891960

Texas	13	86,139,963.45	7.77%	58	3.8276	2.719977

Utah	1	14,556,564.60	1.31%	57	3.7200	2.681700

Virginia	1	50,000,000.00	4.51%	58	3.3300	2.531600

Totals	80	1,108,382,105.90	100.00%	56	3.6180	2.656296

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP
	3.4999% or less	9	452,708,177.07	40.84%	57	3.2930	2.751574	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	22	402,411,687.81	36.31%	57	3.7748	2.790784	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	15	156,062,241.02	14.08%	52	4.2327	2.099480	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	46	1,011,182,105.90	91.23%	56	3.6298	2.666536
								Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP
	60 months or less	46	1,011,182,105.90	91.23%	56	3.6298	2.666536	Interest Only	23	710,314,000.00	64.09%	57	3.4984	2.839105
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	23	300,868,105.90	27.14%	55	3.9401	2.259120
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 301 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	97,200,000.00	8.77%	56	3.4955	NAP			No outstanding loans in this group
Underwriter's Information		2	70,000,000.00	6.32%	57	3.3086	2.702143
	12 months or less	43	938,402,105.90	84.66%	56	3.6528	2.664607
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,780,000.00	0.25%	56	3.9500	2.420900
	Totals	48	1,108,382,105.90	100.00%	56	3.6180	2.656296
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801960	OF	San Francisco	CA	Actual/360	3.450%	287,500.00	0.00	0.00	08/01/29	08/01/34	--	100,000,000.00	100,000,000.00	12/01/24
1A	300801966				Actual/360	3.450%	43,125.00	0.00	0.00	08/01/29	08/01/34	--	15,000,000.00	15,000,000.00	12/01/24
2	310950949	OF	New York	NY	Actual/360	3.270%	149,875.00	0.00	0.00	N/A	09/11/29	--	55,000,000.00	55,000,000.00	12/11/24
2A	300801985				Actual/360	3.270%	149,875.00	0.00	0.00	N/A	09/11/29	--	55,000,000.00	55,000,000.00	12/11/24
3	300801940	OF	Austin	TX	Actual/360	3.487%	264,430.83	0.00	0.00	N/A	08/01/29	05/01/29	91,000,000.00	91,000,000.00	12/01/24
4	322500004	SS	Various	Various	Actual/360	3.890%	275,541.67	0.00	0.00	N/A	10/01/29	--	85,000,000.00	85,000,000.00	12/01/24
5	310951648	OF	Burbank	CA	Actual/360	3.130%	182,583.33	0.00	0.00	N/A	08/11/29	--	70,000,000.00	70,000,000.00	12/11/24
6	322500006	OF	New York	NY	Actual/360	3.160%	159,316.67	0.00	0.00	N/A	09/05/29	--	60,500,000.00	60,500,000.00	12/05/24
7	310952135	OF	McLean	VA	Actual/360	3.330%	138,750.00	0.00	0.00	N/A	10/11/29	--	50,000,000.00	50,000,000.00	12/11/24
8	1957947	RT	Various	Various	Actual/360	3.670%	152,916.67	0.00	0.00	N/A	10/01/29	--	50,000,000.00	50,000,000.00	12/01/24
9	300801958	LO	Wilmington	NC	Actual/360	3.650%	120,477.23	64,336.43	0.00	N/A	10/01/29	--	39,608,950.89	39,544,614.46	12/01/24
10	322500010	RT	Las Vegas	NV	Actual/360	3.741%	124,693.33	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	12/01/24
12	300801955	SS	Various	Various	Actual/360	3.355%	66,198.40	69,343.81	0.00	10/01/29	10/01/44	--	23,677,520.88	23,608,177.07	12/01/24
13	1958123	MU	Norristown	PA	Actual/360	4.100%	73,813.28	41,429.53	0.00	N/A	09/01/29	--	21,603,886.30	21,562,456.77	12/01/24
14	310951030	RT	Simi Valley	CA	Actual/360	3.320%	65,293.33	0.00	0.00	N/A	08/01/29	--	23,600,000.00	23,600,000.00	12/01/24
15	610950133	RT	Louisville	KY	Actual/360	4.030%	73,749.34	35,735.62	0.00	N/A	08/11/26	--	21,960,100.65	21,924,365.03	12/11/24
16	1957965	RT	Phoenix	AZ	Actual/360	3.800%	62,482.99	33,038.27	0.00	N/A	10/01/29	--	19,731,471.93	19,698,433.66	12/01/24
17	310951064	MF	Fresno	CA	Actual/360	4.220%	66,524.45	31,512.59	0.00	N/A	09/11/29	--	18,916,903.87	18,885,391.28	12/11/24
18	1957497	LO	Palm Beach Gardens	FL	Actual/360	3.850%	60,958.33	0.00	0.00	N/A	07/01/29	--	19,000,000.00	19,000,000.00	12/01/24
19	310949751	LO	Hagerstown	MD	Actual/360	4.450%	64,099.27	31,607.29	0.00	N/A	08/11/29	--	17,285,197.53	17,253,590.24	12/11/24
20	300801944	RT	Monrovia	CA	Actual/360	3.500%	54,541.67	0.00	0.00	N/A	09/01/29	--	18,700,000.00	18,700,000.00	01/01/25
21	1958307	LO	Shenandoah	TX	Actual/360	3.980%	51,065.66	29,899.05	0.00	N/A	10/01/29	--	15,396,679.92	15,366,780.87	12/01/24
22	322500022	OF	Overland Park	KS	Actual/360	3.710%	49,935.25	24,723.90	0.00	N/A	09/01/29	--	16,150,091.77	16,125,367.87	12/01/24
23	322500023	LO	Moab	UT	Actual/360	3.720%	45,206.92	26,312.39	0.00	N/A	09/01/29	--	14,582,876.99	14,556,564.60	12/01/24
24	600950870	RT	Various	Various	Actual/360	4.460%	53,600.47	23,332.23	0.00	N/A	07/11/29	--	14,421,650.69	14,398,318.46	12/11/24
25	1957516	LO	San Antonio	TX	Actual/360	3.910%	40,801.94	20,589.43	0.00	N/A	10/01/29	--	12,522,333.22	12,501,743.79	12/01/24
26	1957388	RT	Mesquite	TX	Actual/360	3.580%	36,545.83	0.00	0.00	N/A	09/01/29	--	12,250,000.00	12,250,000.00	12/01/24
27	610952530	98	Collegeville	PA	Actual/360	4.320%	43,200.00	0.00	0.00	N/A	08/11/29	--	12,000,000.00	12,000,000.00	12/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	1958295	IN	Boise	ID	Actual/360	4.320%	43,200.00	0.00	0.00	N/A	10/01/29	--	12,000,000.00	12,000,000.00	12/01/24
29	300801948	RT	Goldsboro	NC	Actual/360	3.750%	32,810.28	19,984.90	0.00	N/A	09/01/29	--	10,499,289.86	10,479,304.96	12/01/24
31	300801956	LO	Merrillville	IN	Actual/360	3.950%	31,286.40	18,540.01	0.00	N/A	10/01/29	--	9,504,730.53	9,486,190.52	12/01/24
32	310950892	OF	Beverly Hills	CA	Actual/360	3.770%	28,275.00	0.00	0.00	N/A	09/11/29	--	9,000,000.00	9,000,000.00	12/11/24
34	1957443	RT	Florissant	MO	Actual/360	3.950%	24,533.79	14,615.53	0.00	N/A	09/01/29	--	7,453,302.61	7,438,687.08	12/01/24
35	322500035	RT	Pasadena	TX	Actual/360	3.850%	23,850.75	0.00	0.00	N/A	10/01/29	--	7,434,000.00	7,434,000.00	12/01/24
36	300801957	LO	Germantown	TN	Actual/360	4.320%	24,105.78	11,609.57	0.00	N/A	10/01/29	--	6,696,049.63	6,684,440.06	12/01/24
37	1958344	LO	Various	TX	Actual/360	4.200%	20,620.80	15,757.81	0.00	N/A	09/01/29	--	5,891,655.82	5,875,898.01	12/01/24
38	300801946	LO	Lecanto	FL	Actual/360	4.000%	18,838.17	11,000.29	0.00	N/A	09/01/29	--	5,651,450.46	5,640,450.17	12/01/24
39	1958379	SS	Lake Elsinore	CA	Actual/360	3.620%	18,703.33	0.00	0.00	N/A	09/01/29	--	6,200,000.00	6,200,000.00	12/01/24
40	1957732	RT	Bloomington	IL	Actual/360	4.190%	17,138.63	9,236.79	0.00	N/A	10/01/29	--	4,908,438.71	4,899,201.92	12/01/24
41	1958369	RT	Las Vegas	NV	Actual/360	4.050%	16,040.05	8,095.14	0.00	N/A	10/01/29	--	4,752,608.25	4,744,513.11	12/01/24
42	300801945	SS	Sacramento	CA	Actual/360	3.750%	15,625.00	0.00	0.00	N/A	09/01/29	--	5,000,000.00	5,000,000.00	12/01/24
43	1958432	OF	Las Vegas	NV	Actual/360	4.000%	13,262.07	7,744.20	0.00	N/A	09/01/29	--	3,978,621.54	3,970,877.34	12/01/24
44	322500044	RT	Helotes	TX	Actual/360	3.850%	12,737.08	0.00	0.00	N/A	10/01/29	--	3,970,000.00	3,970,000.00	12/01/24
45	600949464	RT	Garland	TX	Actual/360	4.300%	11,872.21	5,448.29	0.00	N/A	09/11/29	--	3,313,174.92	3,307,726.63	12/11/24
46	410950887	MF	Coeur D’Alene	ID	Actual/360	4.620%	11,242.73	5,177.04	0.00	N/A	09/11/29	--	2,920,189.04	2,915,012.00	12/11/24
47	410951071	98	Franklin Park	IL	Actual/360	3.950%	9,150.83	0.00	0.00	N/A	08/11/29	--	2,780,000.00	2,780,000.00	12/11/24
48	410951693	RT	Tempe	AZ	Actual/360	3.850%	7,796.25	0.00	0.00	N/A	09/11/29	--	2,430,000.00	2,430,000.00	12/11/24
49	410950919	RT	McKinney	TX	Actual/360	3.950%	5,431.25	0.00	0.00	N/A	09/11/29	--	1,650,000.00	1,650,000.00	12/11/24
Totals							3,343,622.26	559,070.11	0.00				1,108,941,176.01	1,108,382,105.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	59,669,789.35	31,254,421.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,995,774.31	16,283,486.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	17,258,481.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,415,671.09	8,155,592.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,110,034.00	4,553,934.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	20,222,663.39	13,107,979.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,922,528.46	11,974,706.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,987,950.05	6,364,627.13	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	77,755,881.00	43,517,646.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,943,531.23	5,151,209.85	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,421,868.53	1,796,863.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,424,899.06	1,492,802.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,993,950.82	1,474,556.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,718,388.97	874,553.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,363,299.81	1,069,510.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,441,340.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,305,435.80	2,732,532.56	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,757,037.03	835,229.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,489,424.29	1,823,929.10	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,317,833.00	2,517,232.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,699,836.00	2,585,884.67	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,188,103.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,831,379.06	1,595,744.51	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,512,415.25	930,442.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,269,517.95	3,275,724.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,100,036.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,372,234.08	666,949.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,356.67	0.00
31	1,587,445.54	1,535,186.36	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	725,925.35	562,975.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	900,463.90	656,785.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	862,034.60	502,439.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,455,177.53	1,277,553.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,755,689.50	1,640,966.34	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,300,346.54	1,266,559.78	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	358,068.24	553,716.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	531,930.99	429,682.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	572,135.45	529,949.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	535,193.18	407,281.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	450,137.00	243,564.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	394,876.17	317,467.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	575,805.54	490,051.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	269,531.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	316,281.70	229,163.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	364,726.05	176,985.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	298,445,072.10	174,855,888.47				0.00	0.00	0.00	0.00	1,356.67	0.00

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			Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	322500022	(2.13)	Principal Adjustment	0.00	0.00
Totals		(2.13)		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.618025%	3.601498%	56
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,981,386.25	3.618176%	3.601646%	57
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.623511%	3.607011%	58
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.623666%	3.607164%	59
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.623808%	3.607304%	60
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.623950%	3.607444%	61
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624101%	3.607593%	62
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624241%	3.607732%	63
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624391%	3.607880%	64
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624529%	3.608017%	65
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624688%	3.608174%	66
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624826%	3.608310%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		21,924,365	21,924,365	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		947,849,564	947,849,564	0		0
> 60 Months		138,608,177	138,608,177	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	1,108,382,106	1,108,382,106	0	0	0	0
Nov-24	1,108,941,176	1,108,941,176	0	0	0	0
Oct-24	1,119,466,166	1,119,466,166	0	0	0	0
Sep-24	1,120,041,126	1,120,041,126	0	0	0	0
Aug-24	1,120,556,474	1,120,556,474	0	0	0	0
Jul-24	1,121,070,082	1,121,070,082	0	0	0	0
Jun-24	1,121,614,625	1,121,614,625	0	0	0	0
May-24	1,122,124,661	1,122,124,661	0	0	0	0
Apr-24	1,122,665,758	1,122,665,758	0	0	0	0
Mar-24	1,123,172,246	1,123,172,246	0	0	0	0
Feb-24	1,123,742,822	1,123,742,822	0	0	0	0
Jan-24	1,124,245,673	1,124,245,673	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	1957947	50,000,000.00	3.67000%	50,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
30	300801943	10,865,601.60	4.20000%	10,865,601.60 4.20000%		10	06/19/20	06/01/20	07/13/20
Totals		60,865,601.60		60,865,601.60
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	410949855 03/17/23	8,700,000.00	6,100,000.00	8,446,930.49	994,209.75	8,446,930.49	7,452,720.74	1,247,279.26	0.00	25,886.75	1,221,392.51	14.03%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,700,000.00	6,100,000.00	8,446,930.49	994,209.75	8,446,930.49	7,452,720.74	1,247,279.26	0.00	25,886.75	1,221,392.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	410949855	09/15/23	0.00	0.00	1,221,392.51	0.00	0.00	(25,886.75)	0.00	0.00	1,221,392.51
		03/17/23	0.00	0.00	1,247,279.26	0.00	0.00	1,247,279.26	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,221,392.51	0.00	0.00	1,221,392.51	0.00	0.00	1,221,392.51

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	(2.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(2.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(2.13)

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Supplemental Notes
None

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